CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Cash, Cash Equivalents, and Short-term Investments [Text Block]

NOTE 4:-	CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2020	2019
Cash and cash equivalents:
Cash	$204.4	$182.0
Money market funds	14.5	28.2
Short term deposits	36.8	69.0

Total Cash and cash equivalents	255.7	279.2

Short-term bank deposits:	214.5	0.6

Marketable securities:
Government and corporate debentures - fixed interest rate	2,626.9	3,008.9
Government-sponsored enterprises debentures	714.7	475.6
Government and corporate debentures - floating interest rate	187.8	184.4

Total Marketable securities	3,529.4	3,668.9

Total Cash and cash equivalents, short-term bank deposits and marketable securities	$3,999.6	$3,948.7

The gross unrealized gains on the Company’s marketable securities were $51.4 and $29.0 as of December 31, 2020 and 2019, respectively. The gross unrealized losses on the Company’s marketable securities were insignificant as of December 31, 2020 and 2019.
The following table classifies the Company’s marketable securities by contractual maturities:

	December 31,
	2020	2019
Contractual maturity year:
2021	$1,217.5	$1,300.1
2022	1,053.4	1,041.9
2023	740.8	770.3
2024	351.0	372.1
2025	166.7	184.5

Total	$3,529.4	$3,668.9

As of December 31, 2020 and 2019, interest receivable amounted to $19.5 and $24.4, respectively, and is included within prepaid expenses and other assets in the balance sheets.